Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Intangible Assets

	30 June 2020					31 December 2019
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	40 074	2 774	2 594	666	46 108	48 465
Effect of movements in foreign exchange	(2 107)	(132)	(194)	(37)	(2 470)	(79)
Acquisitions through business combinations	14	—	—	—	14	99
Acquisitions and expenditures	—	174	19	94	287	631
Disposals	—	(5)	(1)	—	(6)	(259)
Disposals through the sale of subsidiaries	—	—	—	—	—	(29)
Transfer (to)/from other asset categories and other movements 1	—	130	115	(308)	(63)	(2 720)

Balance at end of period	37 981	2 941	2 533	415	43 870	46 108

Amortization and impairment losses
Balance at end of previous year	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)

Effect of movements in foreign exchange	—	85	126	14	225	41
Amortization	—	(148)	(177)	(27)	(352)	(622)
Impairment	—	—	—	(150)	(150)	—
Disposals	—	4	1	—	5	254
Disposals through the sale of subsidiaries	—	—	—	—	—	—
Transfer to/(from) other asset categories and other movements 1	—	(9)	17	99	107	305

Balance at end of period	(32)	(1 663)	(1 884)	(241)	(3 821)	(3 656)

Carrying value
at 31 December 2019	40 042	1 179	743	488	42 452	42 452
at 30 June 2020	37 949	1 278	649	173	40 049